SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)				3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended		14 Months Ended
	Mar. 27, 2020	Mar. 26, 2020	Dec. 22, 2017	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2018
Summary oF Significant Accounting Policies [Line items]
Deferred tax asset								$ 360,573,000	$ 360,573,000	$ 174,818,000
Valuation allowance								360,573,000	360,573,000	174,818,000
Unrecognized tax benefits				$ 65,400,000		$ 65,400,000		42,894,000	42,894,000	20,635,000	$ 65,400,000	$ 11,647,000
Income tax expense				5,000	$ (28,000)	$ 9,000	$ (100,000)		$ (188,000)	$ 23,000
Effective tax rate			35.00%			21.00%			21.00%	21.00%
Purchase of aggregate common stock for diluted loss per share of anti-dilutive									389,327,467	216,881,686
Churchill Capital Corp IV
Summary oF Significant Accounting Policies [Line items]
Interest earned on the Trust Account withdrawn for working capital purposes				0		$ 0					450,000
Deferred tax asset				1,342,000		1,342,000		593,909	$ 593,909		1,342,000
Valuation allowance								593,909	593,909
Unrecognized tax benefits				0		0		0	0		0
Unrecognized tax benefits accrued for interest and penalties				0		0		0	0		0
Income tax expense				$ 1,962		$ 25,540		$ 81,422
Effective tax rate				0.00%		0.00%		21.00%
Business interest limitation, percentage	50.00%	30.00%
Purchase of aggregate common stock for diluted loss per share of anti-dilutive						84,250,000
Cash, FDIC Insured Amount				$ 250,000		$ 250,000		$ 250,000	$ 250,000		$ 250,000
Churchill Capital Corp IV | If Underwriters Do Not Exercise Overallotment Option [Member]
Summary oF Significant Accounting Policies [Line items]
Purchase of aggregate common stock for diluted loss per share of anti-dilutive								84,250,000